DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2013	2012
U.S. dollar denominated floating rate debt:
$58.24 Million Loan	—	12,392
$175 Million Loan	95,000	99,286
Total debt	95,000	111,678
Less: current portion	—	(4,700)
	95,000	106,978